Stock Options - Schedule of Stock Options Outstanding and Exercisable (Details) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	2,820,489	2,820,489	907,500	632,500
Weighted average exercise price, options outstanding	$ 1.27	$ 1.27	$ 3.30	$ 3.30
Weighted average grant-date stock price, options outstanding
Number of options exercisable	1,006,876	965,626
Weighted average exercise price, options exercisable	$ 1.50	$ 1.70
Stock Options One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	1,710,821	1,710,821
Weighted average exercise price, options outstanding	$ 0.50	$ 0.50
Weighted average grant-date stock price, options outstanding	$ 0.50	$ 0.50
Number of options exercisable	427,708	427,708
Weighted average exercise price, options exercisable	$ 0.50	$ 0.50
Weighted average grant-date stock price, options exercisable	$ 0.50	$ 0.50
Stock Options Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	153,000	153,000
Weighted average exercise price, options outstanding	$ 0.96	$ 0.96
Weighted average grant-date stock price, options outstanding	$ 0.96	$ 0.96
Number of options exercisable	37,500	37,500
Weighted average exercise price, options exercisable	$ 0.96	$ 0.96
Weighted average grant-date stock price, options exercisable	$ 0.96	$ 0.96
Stock Options Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	130,000	130,000
Weighted average exercise price, options outstanding	$ 1.00	$ 1.00
Weighted average grant-date stock price, options outstanding	$ 10.00	$ 10.00
Number of options exercisable	130,000	130,000
Weighted average exercise price, options exercisable	$ 1.00	$ 1.00
Weighted average grant-date stock price, options exercisable	$ 10.00	$ 10.00
Stock Options Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	10,000	10,000
Weighted average exercise price, options outstanding	$ 1.50	$ 1.50
Weighted average grant-date stock price, options outstanding	$ 1.50	$ 1.50
Number of options exercisable	75,000	5,000
Weighted average exercise price, options exercisable	$ 1.50	$ 1.50
Weighted average grant-date stock price, options exercisable	$ 1.50	$ 1.50
Stock Options Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	647,500	647,500
Number of options exercisable	235,000	201,250
Stock Options Five [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding	$ 2.00	$ 2.00
Weighted average grant-date stock price, options outstanding	2.00	2.00
Weighted average exercise price, options exercisable	2.00	2.00
Weighted average grant-date stock price, options exercisable	2.00	2.00
Stock Options Five [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding	2.79	2.79
Weighted average grant-date stock price, options outstanding	2.79	2.79
Weighted average exercise price, options exercisable	2.79	2.79
Weighted average grant-date stock price, options exercisable	$ 2.79	$ 2.79
Stock Options Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	123,334	123,334
Number of options exercisable	123,334	118,334
Stock Options Six [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding	$ 3.10	$ 3.10
Weighted average grant-date stock price, options outstanding	3.10	3.10
Weighted average exercise price, options exercisable	3.10	3.10
Weighted average grant-date stock price, options exercisable	3.10	3.10
Stock Options Six [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding	3.80	3.80
Weighted average grant-date stock price, options outstanding	3.80	3.80
Weighted average exercise price, options exercisable	3.80	3.80
Weighted average grant-date stock price, options exercisable	$ 3.80	$ 3.80
Stock Options Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	45,834	45,834
Number of options exercisable	45,834	45,834
Stock Options Seven [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding	$ 4.00	$ 4.00
Weighted average grant-date stock price, options outstanding	4.00	4.00
Weighted average exercise price, options exercisable	4.00	4.00
Weighted average grant-date stock price, options exercisable	4.00	4.00
Stock Options Seven [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding	4.70	4.70
Weighted average grant-date stock price, options outstanding	4.70	4.70
Weighted average exercise price, options exercisable	4.70	4.70
Weighted average grant-date stock price, options exercisable	$ 4.70	$ 4.70